Victory RS Mid Cap Growth Fund
Victory RS Mid Cap Growth Fund
Investment Objective
The Victory RS Mid Cap Growth Fund (the "Fund") seeks to provide long-term capital growth.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 43 of the Fund's Prospectus, in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your Investment Professional. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory RS Mid Cap Growth Fund	Class A		Class C		Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory RS Mid Cap Growth Fund		Class A	Class C	Class R	Class R6	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.24%	0.27%	1.33%	0.47%	0.20%
Total Annual Fund Operating Expenses		1.34%	2.12%	2.68%	1.32%	1.05%
Fee Waiver/Expense Reimbursement	[1]	(0.14%)	(0.01%)	(0.88%)	(1.38%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.20%	2.11%	1.80%	0.94%	0.95%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 2.11%, 1.80%, 0.94% and 0.95% of Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2020. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of the period
Expense Example - Victory RS Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	690	962	1,254	2,083
Class C	314	663	1,138	2,451
Class R	183	749	1,342	2,948
Class R6	96	381	687	1,557
Class Y	97	324	570	1,274

If you do not sell your shares at the end of the period
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory RS Mid Cap Growth Fund | Class C | USD ($)	214	663	1,138	2,451

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its assets in securities of companies considered by the Adviser to be (at the time of purchase) mid-capitalization companies. The Fund principally invests in equity securities. The Fund typically invests in equity securities of U.S. companies but will also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

A company is considered to be a mid-capitalization company if it has a market capitalization of between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index ("Index") (currently, approximately $53.4 billion, based on the size of the largest company in the Index on March 31, 2019). The size of companies in the Index changes with market conditions and the composition of the Index.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the Adviser's process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

Mid Capitalization Stock Risk – Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Foreign Securities Risk – Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Sector Risk – To the extent the Fund focuses in one or more sectors, such as the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. For example, the values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Investment Style Risk – Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Portfolio Turnover Risk – Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Management Risk – The portfolio manager may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Mid Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Calendar Year Returns for Class A Shares

Highest Quarter	18.54% (quarter ended March 31, 2012)
Lowest Quarter	-19.71% (quarter ended December 31, 2018)

Average Annual Total Returns (For the Periods Ended December 31, 2018)
Average Annual Returns - Victory RS Mid Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	(12.69%)	3.62%		13.30%
Class C	(8.98%)	3.95%		12.85%
Class R	(7.99%)	4.29%		13.31%
Class R6	(7.15%)	7.11%	[1]		Nov. 15, 2016
Class Y	(7.15%)	5.13%		14.26%
After Taxes on Distributions | Class A	(18.41%)	2.23%		12.53%
After Taxes on Distributions and Sale of Fund Shares | Class A	(7.54%)	2.21%		10.83%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(4.75%)	7.42%		15.12%
[1]	Inception date of Class R6 is November 15, 2016.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.